J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

May 25, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) on behalf of

JPMorgan BetaBuilders Europe ETF (the “Fund”)

File No. 333-191837 and 811-22903

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 176 (Amendment No. 178 under the 1940 Act) to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed solely to extend the effective date of Post-Effective Amendment No. 171 under the 1933 Act (Amendment No. 173 under the 1940 Act) to the Registrant’s Registration Statement on Form N-1A to June 13, 2018.

The undersigned hereby certifies that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions or comments, please contact me at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary